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                                 March 18, 2016

Marianne Dobelbower
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


     Re:           Advisors Disciplined Trust 1609 (the "Fund")
                      (File No. 333-209120) (CIK# 1655575)
                   --------------------------------------------

Ms. Dobelbower

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the "Securities Act") of units representing the ownership of interests in the Fund.

     The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on January 26, 2016. The Fund consists of three unit investment trusts, Rothschild Smart Beta ERC Strategy, Eurozone Series 2016-1Q, Rothschild Smart Beta ERC Strategy, Japan Series 2016-1Q and Rothschild Smart Beta ERC Strategy, U.S. Series 2016-1Q (each, a "Trust" and collectively, the "Trusts"). We received comments from the staff of the Commission in a phone conversation between Marianne Dobelbower and Matthew Wirig on February 25, 2016 requesting that we make certain changes to the Registration Statement and address certain other concerns. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

     The following are our responses to the staff's comments:

     Comment 1

     The comment requested that we submit a description from Rothschild detailing all aspects of the "Risk Contribution" and "ERC Model" formulas. Matthew Wirig is separately submitting Rothschild's description of these formulas to Marianne Dobelbower via email for the staff's review.

     Comment 2

     The comment requested that the "Investment Summary--Principal Investment Strategy" section of the prospectus for each Trust be updated to clarify that "full market capitalization" refers to the share price multiplied by the number of shares outstanding. The prospectus has been updated in accordance with this comment.

     Comment 3

     The comment requested that the "Investment Summary--Principal Investment Strategy" section of the prospectus for each Trust be updated to rephrase the description of the factors included in





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Rothschild's "Risk Contribution" formula.
The prospectus has been updated in accordance with this comment.

     Comment 4

     The comment requested that the "Investment Summary--Principal Investment Strategy" section of the prospectus for each Trust be updated to include a sentence clarifying that, as a result of certain adjustments by each Trust's strategy (described in the prospectus), securities in such Trust could have different weighted Risk Contributions as of its selection date. The prospectus has been updated in accordance with this comment.

     Comment 5

     The comment requested that the "Investment Summary--Principal Investment Strategy" section of the prospectus for each Trust be updated to add an example of the adjustments referred to in the paragraph beginning "If the ERC Model results in one security.". The prospectus has been updated in accordance with this comment.

     Comment 6

     The comment requested that the "Investment Summary--Principal Risks" section of the prospectus for each Trust be updated to add disclosure noting that hypothetical back-tested performance is not actual past performance of a trust and is based on application of a trust's investment strategy as of a particular time. The prospectus has been updated in accordance with this comment.

     Comment 7

     The comment noted that the staff found the narrative description under "Investment Summary--Fees and Expenses" confusing and suggested that the Sponsor consider adding significant additional narrative disclosure. As discussed with the staff, these disclosures are substantially similar to the presentation and related disclosures in similar unit investment trusts for which the Sponsor acted as depositor and principal underwriter that were previously reviewed and declared effective by the Securities and Exchange Commission (the "Commission") and the disclosures included in registration statements for similar unit investment trusts of other sponsors. Accordingly, the Sponsor respectfully declines to make changes to these disclosures.

     Comment 8

     The comment requested that the "Investment Summary--Principal Risks" section of the prospectus for the Rothschild Smart Beta ERC Strategy, U.S. Series trust be updated to clarify that the U.S. Strategy would only select a security if it had a "Country Classification" of U.S. The prospectus has been updated in accordance with this comment.

     Comment 9

     The comment requested that the "Understanding Your Investment--How to Buy Units--Transactional Sales Fee" section of the prospectus be updated to clarify in its final paragraph that unitholders who buy in the secondary market after collection of the deferred sales fee are not charged deferred sales fees. The prospectus has been updated in accordance with this comment.


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     Comment 10

     The comment requested that the "Understanding Your Investment--Investment Risks--Strategy correlation risk" section of the prospectus be updated to add disclosure noting that hypothetical back-tested performance is not actual past performance of a trust and is based on application of a trust's investment strategy as of a particular time. The prospectus has been updated in accordance with this comment. The staff also requested that we provide an explanation of whether it was expected that the trust would not be fully invested at certain times and describe a circumstance under which a trust may not be fully invested at all times. While unit investment trusts typically do not hold significant cash positions and most of the capital remains fully invested at most times, a trust may periodically hold cash positions. For example, when an underlying security pays a cash dividend, this cash will typically be held until it is distributed to unitholders on the next scheduled distribution date. This disclosure is substantially similar to the presentation and related disclosures in similar unit investment trusts for which the Sponsor acted as depositor and principal underwriter that were previously reviewed and declared effective by the Commission.

     Comment 11

     The comment requested that the "Understanding Your Investment--Hypothetical Performance Information" section of the prospectus be updated to replace "past" and "simulated" with "hypothetical back-tested" in various places. The comment also requested that "hypothetical performance" be replaced with "hypothetical back-tested performance" throughout the prospectus. The prospectus has been updated in accordance with this comment.

     Comment 12

     The comment requested that the "Understanding Your Investment--Hypothetical Performance Information" section of the prospectus be updated to clarify that the "total return figures" referred to in the fifth paragraph refer to the figures in the table. The prospectus has been updated in accordance with this comment.

     Comment 13

     The comment requested that we provide an explanation of what the "liquidity constraints" in the "Understanding Your Investment--Hypothetical Performance Information" section of the prospectus refer to given that the Trusts' strategies include certain liquidity screens. That disclosure highlights for potential investors that the hypothetical back-tested returns do not represent actual trading conditions and that an actual investment could vary from hypothetical back-tested performance due to certain events that could arising during the trading of an actual account (such as liquidity constraints on a particular security that could occur on a particular day). As discussed with the staff, this disclosure is substantially similar to the presentation and related disclosures in similar unit investment trusts for which the Sponsor acted as depositor and principal underwriter that were previously reviewed and declared effective by the Commission.

     In addition to making revisions in response to the staff's comments, the Registration Statement has been revised to reflect certain other changes and corrections including changes to the "Investment Summary--Principal Investment Strategy" section of the prospectus for each Trust and updating the amounts in the table under "Understanding Your Investment--Hypothetical Performance Information".


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     The staff requested that the registrant represent in writing that that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). The Sponsor will include a Tandy letter with the final pricing amendment filing of the Registration Statement.

     We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on March 24, 2016 or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

     No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under Investment Company Act File No. 811-21056 for Advisors Disciplined Trust are intended to be applicable to this series of the Fund.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

     If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

                                Very truly yours,

                                /s/ CHAPMAN AND CUTLER LLP
                                --------------------------
                                    CHAPMAN AND CUTLER LLP







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